Fair Value - Schedule of Equity Method Investments Key Assumptions (Details) $ in Millions	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 573.0	$ 592.0
Level 3
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 466.0	$ 482.0
Level 3 | Measurement Input, Probability Of IPO, Time To Future Exit Scenario
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, time to future exit	1 year 6 months
Level 3 | Valuation Technique, Probability-Weighted, Expected Return
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, time to future exit		1 year 3 months 18 days
Level 3 | Valuation Technique, Probability-Weighted, Expected Return | Measurement Input, Probability Of IPO, Time To Future Exit Scenario
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	1	1
Level 3 | Valuation Technique, Probability-Weighted, Expected Return | Measurement Input, Discount Rate
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	0.1764	0.1861
Level 3 | Minimum | Valuation Technique, Discounted Cash Flow | LTM Revenue Multiple
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	0.013	0.021
Level 3 | Maximum | Valuation Technique, Discounted Cash Flow | LTM Revenue Multiple
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	0.015	0.023